Property and Equipment - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (17,135)	$ (2,450)	¥ (13,188)
Property and equipment, net	61,864	8,846	147,303
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	64,521	9,225	145,720
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	1,972	282	2,182
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	9,893	1,415	9,893
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	¥ 2,613	$ 374	¥ 2,696